Expense Example - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIP Dynamic Capital Appreciation Portfolio - VIP Dynamic Capital Appreciation Portfolio - Investor Class
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918